Share-based compensation (Tables)	12 Months Ended
Oct. 31, 2024
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Summary of Stock Option Activity and Related Information
A summary of our stock option activity and related information

	For the year ended

	October 31, 2024		October 31, 2023

(Canadian dollars per share except share amounts)	Number of options (thousands)	Weighted average exercise price (1)	Number of options (thousands)	Weighted average exercise price (1)
Outstanding at beginning of period	7,767	$106.01	7,509	$100.07
Granted	1,666	125.37	1,088	131.64
Exercised (2), (3)	(1,720)	91.03	(740)	84.76
Forfeited in the period	(338)	124.64	(90)	113.55
Outstanding at end of period	7,375	$113.00	7,767	$106.01
Exercisable at end of period	3,212	$97.02	3,830	$91.84

(1)	The weighted average exercise prices reflect the conversion of foreign currency-denominated options at the exchange rates as of October 31, 2024 and October 31, 2023. For foreign currency-denominated options exercised during the year, the weighted average exercise prices are translated using exchange rates as at the settlement date.
(2)	Cash received for options exercised during the year was $157 million (October 31, 2023 – $63 million) and the weighted average share price at the date of exercise was $144.69 (October 31, 2023 – $130.94).
(3)	New shares were issued for all stock options exercised in 2024 and 2023.

Summary of Options Outstanding and Exercisable by Range of Exercise Price
Options outstanding as at October 31, 2024 by range of exercise price

	Options outstanding			Options exercisable

(Canadian dollars per share except share amounts and years)	Number outstanding (thousands)	Weighted average exercise price (1)	Weighted average remaining contractual life (years)	Number exercisable (thousands)	Weighted average exercise price (1)
$73.14 – $90.23	932	$83.87	1.64	932	$83.87
$96.55 – $102.33	994	98.76	3.55	994	98.76
$104.70 – $106.00	1,862	105.44	5.69	1,286	105.19
$125.37 – $125.37	1,553	125.37	9.12	–	–
$129.99 – $131.64	2,034	130.77	7.59	–	–
	7,375	$113.00	6.14	3,212	$97.02

(1)	The weighted average exercise prices reflect the conversion of foreign currency-denominated options at the exchange rate as of October 31, 2024 .

Weighted Average Assumptions
Weighted
average
assumptions

	For the year ended

(Canadian dollars per share except percentages and years)	October 31 2024	October 31 2023
Share price at grant date	$128.62	$130.16
Risk-free interest rate	3.29%	2.89%
Expected dividend yield	4.20%	3.79%
Expected share price volatility	16%	14%
Expected life of option	6 Years	6 Years

Summary of Units Granted Under Deferred Share and Other Plans
Units granted under deferred share and other plans

	For the year ended

	October 31, 2024		October 31, 2023

(Units and per unit amounts)	Units granted (thousands)	Weighted average fair value per unit	Units granted (thousands)	Weighted average fair value per unit
Deferred share unit plans	550	$134.64	466	$130.61
Capital Markets compensation plan unit awards	3,053	167.79	4,231	110.32
Performance deferred share award plans	2,848	123.83	2,362	131.41
Deferred compensation plans	86	132.99	103	126.81
Other share-based plans	1,108	129.38	1,506	130.12
	7,645	$143.07	8,668	$120.79

Summary of Obligation Under Deferred Share and Other Plans
Obligations under deferred share and other plans

	As at
	October 31, 2024		October 31, 2023

(Millions of Canadian dollars except units)	Units (thousands)	Carrying amount	Units (thousands)	Carrying amount
Deferred share unit plans	6,243	$1,051	5,786	$641
Capital Markets compensation plan unit awards	9,593	1,603	9,934	1,098
Performance deferred share award plans	6,068	1,022	5,808	643
Deferred compensation plans (1)	2,109	355	2,654	294
Other share-based plans	2,394	363	2,135	234
	26,407	$4,394	26,317	$2,910

(1)	Excludes obligations not determined based on the quoted market price of our common shares.

Summary of Compensation Expenses Recognized Under Deferred Share and Other Plans
Compensation expenses recognized under deferred share and other plans

	For the year ended

(Millions of Canadian dollars)	October 31 2024	October 31 2023
Deferred share unit plans	$395	$(51)
Capital Markets compensation plan unit awards	643	126
Performance deferred share award plans	685	216
Deferred compensation plans	797	213
Other share-based plans	276	104
	$2,796	$608